Business Combination (Tables)	12 Months Ended
Aug. 31, 2021
Business Combinations [Abstract]
Schedule of purchase price allocation
	RMB	Amortization period
Cash and cash equivalents	18,076
Account receivable, net	737
Other current assets	21,474
Property and equipment, net	149,635	4-50 years
Intangible assets
Brand names	45,063	Indefinite
Student base	5,509	7 years
Goodwill	161,831
Other current liabilities	(8,232)
Contract liabilities	(32,324)
Deferred tax liabilities	(9,070)
Total consideration and value to be allocated to net assets	352,699

Schedule of pro forma information
	2019 Unaudited	2020 Unaudited
Pro forma revenue from continuing operations	1,484,485	1,476,347
Pro forma operating income from continuing operations	270,151	417,138
Pro forma net income attributable to the Group	316,898	164,420

	2020 Unaudited	2021 Unaudited
Pro forma revenue from continuing operations	1,514,453	1,406,147
Pro forma operating income from continuing operations	127,726	390,843
Pro forma net income/(loss) attributable to the Group	163,949	(53,253)